Summary of Common Stock Reserved for Future Issuance (Details) - shares shares in Thousands	Mar. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved upon exercise of common stock warrants	3,180,282	2,052,367
Common stock reserved for the exercise of purchase rights	14,238,827
Common stock reserved for conversion of convertible notes	76,407,245	18,105,684
Common stock capital shares reserved for future issuance	93,837,050	24,658,948
Common stock reserved upon exercise of purchase rights		4,490,202
Inducement Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant	575	525
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved upon exercise of stock options outstanding	4,843	5,672
Share-Based Payment Arrangement, Option [Member] | Employee Stock Purchase Plan 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance under employee stock purchase plan	509	509
Share-Based Payment Arrangement, Option [Member] | Amended and Restated 2014 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant	4,769	3,989